Share Capital (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 21, 2023
Disclosure of classes of share capital [line items]
Exercise of options by employees			$ 8
Number of shares issued and fully paid				2,042,935
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	117,963,310	101,582,902
Issuance of shares		16,042,935
Exercise of options by employees	$ 601,585	$ 337,473
Number of shares issued and fully paid	118,564,895	117,963,310	101,582,902